Shareholder's Equity and Dividend Restrictions - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended	9 Months Ended		12 Months Ended
	May 08, 2013	Jun. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Subsequent Event [Line Items]
Common stock, shares issued			30,769,230	0	0	0	0
Common stock, shares acquired					0	0	0
Percentage threshold of dividends paid in previous twelve months to earned statutory surplus of prior year end, requiring approval of payment of dividends if exceeded					10.00%
Contributions from (distributions to) participants in consolidated investment entities	$ 1,434.0	$ 800.0	$ 626.7	$ 601.7	$ 1,262.0	$ 647.7	$ (8.5)
SLDI
Subsequent Event [Line Items]
Contributions from (distributions to) participants in consolidated investment entities		500.0
Capital contribution		400.0
Subsidiary of SLDI
Subsequent Event [Line Items]
Repayment of intercompany loan		$ 100.0